Share-Based Compensation and Employee Benefit Plans (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of restricted stock awards
Weighted Average Grant-Date Fair Value, Unvested at beginning of year	$ 21.53	$ 19.36	$ 26.73
Numer of shares, Unvested at beginning of year	463	544	458
Weighted Average Grant-Date Fair Value, Granted	$ 24.31	$ 25.59	$ 16.72
Numer of shares, Granted	241	290	381
Weighted Average Grant-Date Fair Value, Vested	$ 21.86	$ 24.31	$ 27.56
Numer of shares, Vested	(178)	(243)	(261)
Forfeited, weighted average grant date fair value	$ 0.00	$ 16.16	$ 26.11
Numer of shares, Forfeited	0	(128)	(34)
Weighted Average Grant-Date Fair Value, Unvested at end of year	$ 22.69	$ 21.53	$ 19.36
Numer of shares, Unvested at end of year	526	463	544